Bank Overdraft	3 Months Ended
Mar. 31, 2016
Bank Overdraft Disclosure [Abstract]
Bank Overdraft Disclosure [Text Block]
10.	Bank Overdraft
  As of March 31, 2016, the company held a bank overdraft of $264,661.